Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Line Items]
Pay vs Performance [Table Text Block]

Pay Versus Performance

Year	Summary Compensation Table Total for PEO ($)	Compensation actually paid to PEO ($)	Average Summary compensation table total for non-PEO named executive officers ($)	Compensation actually paid to non-PEO named officers ($)	Net Income ($)
2022	327,306	327,306	Not applicable	Not applicable	101,000
2021	285,334	285,334	Not applicable	Not applicable	409,000

The Company’s principle executive officer, David L. Klenk, currently also serves as the Company’s chief financial officer. There are no other Named Executive Officers of the Company. The compensation actually paid to Mr. Klenk in 2022 and 2021 is the same as the amount appearing in the Summary Compensation Table. There were no defined benefit plans or actuarial pension plans covering the principle executive officer in 2022 or 2021. In addition, there were no equity awards granted to Mr. Klenk in 2022 or 2021 and no equity awards from prior years that first vested in either 2022 or 2021.

PEO Total Compensation Amount	$ 327,306	$ 285,334
PEO Actually Paid Compensation Amount	327,306	285,334
Net Income (Loss)	$ 101,000	$ 409,000
PEO Name	David L. Klenk	David L. Klenk